EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Equity [Abstract]
NOTE 9. EQUITY

The Company’s Articles of Incorporation, as amended, authorize the issuance of two classes of stock to be designated “Common Stock” and “Preferred Stock”. The Preferred Stock may be divided into such number of series and with the rights, preferences, privileges and restrictions as the Board of Directors may determine.

Series B Convertible Redeemable Preferred Stock

The Company had 239,400 shares of Series B Preferred outstanding as of September 30, 2011 and December 31, 2010. At September 30, 2011 and December 31, 2010, the Company had cumulative undeclared dividends of approximately $174,000 and $136,000, respectively. There were no conversions of Series B Preferred into common stock during the nine months ended September 30, 2011 or 2010.

Series C Convertible Preferred Stock

The Company had 2,200 shares of Series C Preferred outstanding as of September 30, 2011 and December 31, 2010. At September 30, 2011 and December 31, 2010, the Company had cumulative undeclared dividends of approximately $887,000 and $756,000, respectively. There were no conversions of Series C Preferred into common stock during the nine months ended September 30, 2011 or 2010.

Series D Convertible Preferred Stock

The Company had 2,085 shares of Series D outstanding as of September 30, 2011 and December 31, 2010. At September 30, 2011 and December 31, 2010, the Company had cumulative undeclared dividends of approximately $707,000 and $575,000, respectively. During the quarter ended September 30, 2010, 113 shares of Series D Convertible Preferred Stock were converted into 281,428 shares of common stock. There were no conversions of Series D Preferred into common stock during the nine months ended September 30, 2011.

Common Stock

The following table summarizes common stock activity for the nine months ended September 30, 2011:

Common Stock

Shares outstanding at December 31, 2010	23,838,777
Shares issued pursuant to warrants exercised for cash	1,310,000
Shares issued pursuant to cashless warrants exercised	1,154,698
Shares issued pursuant to options exercised	14,587
Shares issued as compensation in lieu of cash	10,000
Shares outstanding at September 30, 2011	26,328,062

During the nine months ended September 30, 2011, the Company issued 1,310,000 shares of common stock pursuant to the exercise of 1,310,000 warrants for cash proceeds of $655,000. During the nine months ended September 30, 2011, the Company also issued 1,154,698 shares of common stock pursuant to the cashless exercise of 1,966,358 warrants.

Warrants

As of September 30, 2011, warrants to purchase 16,401,254 shares of common stock at prices ranging from $0.50 to $1.67 were outstanding. All warrants are exercisable as of September 30, 2011 and expire at various dates through October 2014.

The following table summarizes warrant activity for the following periods:

	Warrants	Weighted- Average Exercise Price

Balance at December 31, 2010	19,737,612	$0.54
Granted	300,000	$1.25
Expired / Canceled	(360,000)	$0.50
Exercised	(3,276,358)	$0.50
Balance at September 30, 2011	16,401,254	$0.56

As more fully described in Note 4 to these condensed consolidated financial statements, in conjunction with the issuance of Convertible Note No. 4, the Company issued warrants to purchase 300,000 shares of common stock with an exercise price of $1.25. The Warrant terminates, if not previously exercised, two years from the date of issuance, or June 9, 2013.

During the nine months ended September 30, 2011, the Company issued 1,310,000 shares of common stock pursuant to the exercise of 1,310,000 warrants for cash proceeds of approximately $655,000. During the nine months ended September 30, 2011, the Company also issued 1,154,698 shares of common stock pursuant to the cashless exercise of 1,966,358 warrants.

There were 2,324,873 warrants exercised for 1,458,531 shares of common stock during the nine months ended September 30, 2010. Of the 2,324,873 warrants exercised, 1,000,000 were exercised for cash resulting in proceeds to the Company of $500,000, while the remaining warrants were exercised pursuant to cashless exercise. There were 635,767 warrants that expired and no warrants granted during the three and nine months ended September 30, 2010.

Stock Based Compensation

At September 30, 2011, the Company had two stock-based compensation plans for employees and nonemployee directors, which authorize the granting of various equity-based incentives including stock options and restricted stock.

The Company estimates the fair value of its stock options using a Black-Scholes option-pricing model, consistent with the provisions of ASC No. 718, Compensation – Stock Compensation. The fair value of stock options granted is recognized to expense over the requisite service period. Stock-based compensation expense for all share-based payment awards is recognized using the straight-line single-option method. Stock-based compensation expense is reported in operating expenses based upon the departments to which substantially all of the associated employees report and credited to additional paid-in-capital. Stock-based compensation expense related to equity options was approximately $70,000 and $50,000 for the three months ended September 30, 2011 and 2010, respectively. Stock-based compensation expense related to equity options was approximately $210,000 and $154,000 for the nine months ended September 30, 2011 and 2010, respectively.

ASC 718 requires the use of a valuation model to calculate the fair value of stock-based awards. The Company has elected to use the Black-Scholes option-pricing model, which incorporates various assumptions including volatility, expected life, and interest rates. The Company is required to make various assumptions in the application of the Black-Scholes option-pricing model. The Company has determined that the best measure of expected volatility is based on the historical weekly volatility of the Company’s common stock. Historical volatility factors utilized in the Company’s Black-Scholes computations for the nine months ended September 30, 2011 and 2010 ranged from 135% to 144%. The Company has elected to estimate the expected life of an award based upon the SEC approved “simplified method” noted under the provisions of Staff Accounting Bulletin No. 110. The expected term used by the Company during the nine months ended September 30, 2011 and 2010 was 5.9 years. The difference between the actual historical expected life and the simplified method was immaterial. The interest rate used is the risk free interest rate and is based upon U.S. Treasury rates appropriate for the expected term. Interest rates used in the Company’s Black-Scholes calculations for the nine months ended September 30, 2011 and 2010 was 2.6%. Dividend yield is zero as the Company does not expect to declare any dividends on the Company’s common shares in the foreseeable future.

In addition to the key assumptions used in the Black-Scholes model, the estimated forfeiture rate at the time of valuation is a critical assumption. The Company has estimated an annualized forfeiture rate of approximately 10% for corporate officers, 4% for members of the Board of Directors and 6% for all other employees. The Company reviews the expected forfeiture rate annually to determine if that percent is still reasonable based on historical experience.

In January of 2010, the Company issued 847,258 shares of restricted stock to members of management and the Board. These shares will vest quarterly over a three-year period. The restricted shares were issued as compensation for the cancellation of 1,412,096 options held by members of management and the Board. The Company evaluated the exchange in accordance with ASC 718 and determined there was no incremental cost to be recorded in conjunction with the exchange as the fair value of the options surrendered at the modification date exceeded the fair value of the restricted shares issued at the modification date. Stock-based compensation expense related to these restricted stock grants was approximately $10,000 for the three months ended September 30, 2011 and 2010, respectively. Stock-based compensation expense related to these restricted stock grants was approximately $30,000 for the nine months ended September 30, 2011 and 2010, respectively.

During March 2011, the Company granted 880,000 performance units to certain key employees that grant the holder the right to receive compensation based on the appreciation in the Company’s common stock in the event of transfer of control of the Company ("Performance Units"). As the vesting of the Performance Units is contingent upon the sale of the Company, the expense associated with the granting of the Performance Units was not material. The Performance Units issued to such key employees were terminated, and exchanged for options to purchase a total of 435,000 shares of common stock on January 30, 2012. See Note 10.

On July 22, 2011, the Company’s Board of Directors approved an amendment to the Amended and Restated 1999 Plan Stock Option Plan (the “1999 Plan”), subject to shareholder approval, pursuant to which an additional 2,159,442 shares would be reserved for issuance under the plan. In October 2011, the Company’s shareholders approved this amendment resulting in 2,159,442 shares being added to the 1999 Plan.

The Company’s Articles of Incorporation were amended effective August 31, 1994 and authorize the issuance of two classes of stock to be designated “Common Stock” and “Preferred Stock,” provide that both Common and Preferred Stock shall have a par value of $0.01 per share and authorize the Company to issue 50,000,000 shares of Common Stock and 4,000,000 shares of Preferred Stock. The Preferred Stock may be divided into such number of series and with the rights, preferences, privileges and restrictions as the Board of Directors may determine.

Series B Convertible Redeemable Preferred Stock

In April 1995, the Company’s Articles of Incorporation were amended to authorize 750,000 shares of Series B Convertible Redeemable Preferred Stock (“Series B Preferred”). Each 5.275 shares of Series B Preferred are convertible into one share of the Company’s common stock.

The holders of Series B Preferred are entitled to cumulative preferred dividends payable at the rate of $0.2125 per share per annum commencing April 30, 1996, subject to legally available funds. The Series B Preferred plus accrued but unpaid dividends are convertible at the option of the holder into shares of common stock at a conversion price equal to the original Series B Preferred issue price as adjusted to prevent dilution. The Series B Preferred will automatically be converted into shares of common stock upon the closing of an underwritten public offering at a price per common share of not less than $31.65. If the public offering price is less than $31.65 but at least $21.10 per share, the conversion shall still be automatic upon written consent of a majority of the then outstanding shareholders of Series B Preferred.

The holders of Series B Preferred, on an as-converted basis, have the same voting rights per share as the Company’s common shares; provided, that the holders of Series B Preferred have a special right to elect one director if the Company defaults in the payment of any dividend to the holders of Series B Preferred. The holders of Series B Preferred are entitled to initial distributions of $2.50 per share of Series B Preferred outstanding, upon liquidation and in preference to common shares and any other series of preferred stock plus all accrued but unpaid dividends.

Any time after December 31, 2000, the Company has the right to redeem all or some of the outstanding shares of Series B Preferred at a price equal to the original issue price, plus all accrued but unpaid dividends.

The Company had 239,400 shares of Series B Preferred outstanding as of December 31, 2010 and 2009.  At December 31, 2010 and 2009, the Company had cumulative undeclared dividends of approximately $136,000 and $85,000, respectively.

Series C Convertible Preferred Stock

In November 2006, the Company’s Articles of Incorporation were amended to authorize 3,500 shares of Series C Convertible Preferred Stock (“Series C Preferred”). Each share of Series C Preferred is convertible at any time at the option of the holder into a number of shares of common stock equal to the stated value (initially $1,000 per share, subject to adjustment), plus any accrued and unpaid dividends, divided by the conversion price (initially $1.50 per share, subsequently adjusted to $0.50 per share and subject to further adjustment). Subject to certain limitations, the conversion price per share shall be adjusted in the event of certain subsequent stock dividends, splits, reclassifications, dilutive issuances, rights offerings, and reclassifications.  Certain activities may not be undertaken by the Company without the affirmative vote of a majority of the holders of the outstanding shares of Series C Preferred .  The Series C Preferred  does not have voting rights and is not redeemable except at liquidation. The Company may be subject to losses arising from non-delivery of shares within a specified period of time under the “buy in” provision. At January 1, 2009, the Company had issued a total of 2,500 shares of Series C Preferred.

The holders of Series C Preferred are entitled to receive cumulative dividends, (i) in common stock upon conversion of the Series C Preferred, or (ii) in cash after the payment of cash dividends to the holders of Series B Preferred at the rate per share (as a percentage of the stated value per share) of 8% per annum.

The holders of Series C Preferred are entitled to initial distributions of $1,000 per share of Series C Preferred outstanding, upon liquidation and in preference to common shares and any other series of preferred stock with the exception of Series B Preferred Stock, plus all accrued but unpaid dividends.

The Company had 2,200 shares of Series C Preferred outstanding as of December 31, 2010 and 2009.  At December 31, 2010 and 2009, the Company had cumulative undeclared dividends of approximately $756,000 and $580,000, respectively.

During the years ended December 31, 2010 and 2009 there were no conversions of Series C Preferred into common stock.

Series D Convertible Preferred Stock

In March 2007, the Company’s Articles of Incorporation were amended to authorize 2,000 shares of Series D 8% Convertible Preferred Stock (“Series D Preferred”). In August 2008, the Company’s Articles of Incorporation were further amended to increase the number of authorized shares of Series D Preferred from 2,000 to 3,000.  Each share of Series D Preferred is convertible at any time at the option of the holder into a number of shares of common stock equal to the stated value (initially $1,000 per share, subject to adjustment), plus any accrued and unpaid dividends, divided by the conversion price (initially $1.90 per share, subsequently adjusted to $0.50 per share and subject to further adjustment). Subject to certain limitations, the conversion price per share shall be adjusted in the event of certain subsequent stock dividends, splits, reclassifications, dilutive issuances, rights offerings, and reclassifications.  Certain activities may not be undertaken by the Company without the affirmative vote of a majority of the holders of the outstanding shares of Series D Preferred.  The Series D Preferred does not have voting rights and is not redeemable except at liquidation. The Company may be subject to losses arising from non-delivery of shares within a specified period of time under the “buy in” provision.

        The holders of Series D Preferred are entitled to initial distributions of $1,000 per share of Series D Preferred outstanding, upon liquidation and in preference to common shares and any other series of preferred stock with the exception of Series B Preferred Stock and Series C Preferred Stock, plus all accrued but unpaid dividends.

The Company had 2,085 and 2,198 shares of Series D outstanding as of December 31, 2010 and 2009, respectively.  At December 31, 2010 and 2009, the Company had cumulative undeclared dividends of approximately $575,000 and $406,000, respectively.

During the year ended December 31, 2010, 113 shares of Series D were converted into 281,428 shares of the Company’s common stock. There were no such conversions during 2009.

Common Stock

The following table summarizes common stock activity for the following periods:

Common Stock

Shares outstanding at December 31, 2008	18,156,783
Shares issued pursuant to warrants exercised for cash	2,741,075
Shares issued pursuant to cashless warrants exercised	353,702
Shares outstanding at December 31, 2009	21,251,560
Shares issued pursuant to warrants exercised for cash	1,000,000
Shares issued pursuant to cashless warrants exercised	458,531
Conversion of preferred stocks into common	281,428
Issuance of restricted stock grants	847,258
Shares outstanding at December 31, 2010	23,838,777

During the year ended December 31, 2009, the Company issued 2,741,075 shares of common stock pursuant to the exercise of 2,741,075 warrants for cash proceeds of approximately $1,370,000.  During the year ended December 31, 2009, the Company also issued 353,702 shares of common stock pursuant to the cashless exercise of 929,395 warrants.

During the year ended December 31, 2010, a holder of existing warrants exercised 1,000,000 warrants.  In conjunction with this exercise, the Company issued 1,000,000 shares of common stock and received cash proceeds of $500,000.  During the year ended December 31, 2010, the Company also issued 458,531 shares of common stock pursuant to the cashless exercise of 1,324,873 warrants.

In January of 2010, the Company issued 847,258 shares of restricted stock to members of management and the Board.  These shares will vest quarterly over a three-year period.  The restricted shares were issued as compensation for the cancellation of 1,412,096 options held by members of management and the Board.  The Company evaluated the exchange in accordance with ASC 718 and determined there was no incremental cost to be recorded in conjunction with the exchange as the fair value of the options surrendered at the modification date exceeded the fair value of the restricted shares issued at the modification date.

During the year ended December 31, 2010, 113 shares of Series D were converted into 281,428 shares of the Company’s common stock. There were no such conversions during in 2009.

Warrants

As of December 31, 2010, warrants to purchase 19,737,612 shares of common stock at prices ranging from $0.50 to $5.48 were outstanding. All warrants are exercisable as of December 31, 2010, and expire at various dates through March 2013.

The following table summarizes warrant activity for the following periods:

	Warrants	Weighted- Average Exercise Price

Balance at December 31, 2008	10,471,167	$1.00
Granted	8,951,075	$0.52
Expired / Canceled	(1,303,519)	$2.45
Exercised	(3,670,470)	$0.50
Balance at December 31, 2009	14,448,253	$0.64
Granted	8,250,000	$0.50
Expired / Canceled	(635,768)	$2.28
Exercised	(2,324,873)	$0.53
Balance at December 31, 2010	19,737,612	$0.54

The following table summarized information about warrants outstanding and exercisable at December 31, 2010:

Exercise Price	Number Outstanding	Weighted—Average Remaining Life (Years)	Weighted—Average Exercise Price

$0.50	18,783,583	3.37	0.50

$1.00	265,280	3.59	$1.00

$1.20	270,833	2.20	$1.20

$1.67	417,916	2.24	$1.67

	19,737,612

In conjunction with the issuance of the Note in February 2009, the Company issued a warrant to the lender to purchase 4,500,000 shares on common sock of the Company.  The warrant has an exercise price of $0.50 per share and may be exercised at any time from February 12, 2009 until February 12, 2014.  Additionally, the Company entered into a Registration Rights Agreement requiring the Company to provide certain registration rights to the Lender relative to the 4,500,000 shares of common stock issuable pursuant to the warrant.

In May 2009, the Company extended the expiration date of 1,311,753 warrants from June 13, 2009 to May 27, 2010 and changed the exercise price of the warrants from $0.50 to $0.55 as consideration for the settlement in full of a $70,000 cash liability.  There were no other changes to the terms of the warrants. The Company recorded this warrant modification as the difference in fair values of the warrants using the Black-Scholes option pricing model which resulted in additional expense of approximately $52,000. Such expense in included as a component of general and administrative operating expenses in the Company’s consolidated statements of operations during 2009.

In June 2009, the Lender and the Company agreed to amend the Note (“Amendment No. 1”) whereby the Company received a waiver of default and extension of certain date sensitive covenants contained in the Note.  As consideration for the waiver and extension, the Company issued to the Lender warrants to purchase 1,000,000 shares of common stock of the Company at an exercise price of $0.50 per share.  Such warrants may be exercised at any time from June 9, 2009 until June 9, 2014.

In June 2009, the Lender and the Company further amended the Note (“Amendment No.2”) whereby the Lender advanced the Company an additional $350,000 and amended certain terms of the Note.  As consideration for the additional advance, the Company issued to the Lender warrants to purchase 700,000 shares of common stock of the Company at an exercise price of $0.50 per share.  Such warrants may be exercised at any time from June 22, 2009 until June 22, 2014.

In June 2009, the Company extended the expiration date of 2,857,629 warrants held by certain accredited investors from June 13, 2009 to July 31, 2009 to allow such warrant holders the opportunity to exercise their warrants for cash.  There were no other changes to the terms of the warrants. The Company recorded this warrant modification as the difference in fair values of the warrants using the Black-Scholes option pricing model which resulted in additional expense of approximately $7,000.  Such expense is included in the Company’s consolidated statements of operations during 2009 under the caption “Financing Expense”.

In July 2009 and ending in early August 2009, the Company undertook a series warrant financing whereby the Company received cash proceeds of approximately $1,370,000 from the exercise of 2,741,075 warrants.  The warrants were originally issued in various previous private placement financings.  In conjunction with this financing, the Company issued to such warrant holders a total of 2,401,075 additional warrants: 2,135,795 five year warrants with an exercise price of $0.50 and 265,280 five year warrants with an exercise price of $1.00 to incentivize the warrants holders to exercise their warrants.  Additionally, the Company agreed to reprice 200,000 warrants from an existing exercise price of $1.67 to $0.50 to incentivize this warrant holder to exercise.

The Company has recorded the issuance of the additional 2,401,075 warrants as a financing expense equal to the fair value of the warrants issued.  The Company determined the fair value of the warrants using the Black Scholes option-pricing model.  The Company recorded the repricing of the 200,000 warrants as a modification equal to the difference in fair value immediately before and after the modification using the Black Sholes option pricing model.  The issuance of the additional warrants and the repricing of the 200,000 warrants resulted in additional expense of approximately $1,366,000.  Such expense is included in the Company’s consolidated statements of operations during 2009 under the caption “Financing expense”.

In August 2009, the Company issued to the convertible debt holders an aggregate of 150,000 warrants in exchange for a waiver of default.  The waiver of default extended the maturity date of the convertible notes payable to January 31, 2010.  The warrants have an exercise price of $0.54 per share and may be exercised at any time until August 25, 2014.  The Company has recorded the issuance of these warrants as a financing expense equal to the fair value of the warrants using the Black Scholes option pricing model. The Company recorded approximately $52,000 pursuant to the issuance of these warrants.  Such expense is included in the Company’s consolidated statements of operations during 2009 under the caption “Interest expense, net”.

In October 2009, the Company further amended the Note (“Amendment No. 3) whereby the Lender advanced the Company an additional $300,000.  As consideration for the additional advance, the Company issued to the Lender warrants to purchase 200,000 shares of common stock of the Company at an exercise price of $0.60 per share.  Such warrants may be exercised at any time from October 5, 2009 until October 5, 2014.

During the year ended December 31, 2009, the Company issued 2,741,075 shares of common stock pursuant to the exercise of 2,741,075 warrants for cash proceeds of approximately $1,370,000.  During the year ended December 31, 2009, the Company also issued 353,702 shares of common stock pursuant to the cashless exercise of 929,395 warrants.

In conjunction with the issuance of the 6% Convertible Notes in 2010, the Company issued warrants to the holder of the secured notes to purchase 8,250,000 shares of the Company’s common stock at $0.50 per share.

During 2010, a holder of existing warrants exercised 1,000,000 warrants.  In conjunction with this exercise, the Company issued 1,000,000 shares of common stock and received cash proceeds of $500,000.  During 2010, the Company also issued 458,531 shares of common stock pursuant to the cashless exercise of 1,324,873 warrants.